PRINCIPAL ACCOUNTING POLICIES - Share-Based Compensation, Taxation (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
Share based compensation
Weighted average fair value per stock option on grant date (in dollars or CNY per share) | (per share)	$ 21.53	¥ 148.05	$ 15.62	¥ 101.63	$ 9.63	¥ 66.87
Risk-free interest rate (as a percent)			1.61%	1.61%
Expected life (years)	4 years	4 years	4 years	4 years	4 years	4 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility (as a percent)	32.00%	32.00%	32.00%	32.00%
Weighted average fair value of the common share on date of option grant | $ / shares	$ 73.46		$ 56.68		$ 34.27
Taxation
Uncertain tax positions | ¥	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0
Minimum
Share based compensation
Risk-free interest rate (as a percent)	2.41%	2.41%			1.00%	1.00%
Volatility (as a percent)					33.00%	33.00%
Maximum
Share based compensation
Risk-free interest rate (as a percent)	2.75%	2.75%			1.70%	1.70%
Volatility (as a percent)					34.00%	34.00%